DEPOSITS FROM CUSTOMERS (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Customers [Abstract]
Saving accounts	$ 59,635,379	$ 54,255,583
Time deposits	56,853,141	53,961,586
Checking accounts	24,098,073	22,065,647
Other deposits	1,541,878	1,676,399
Total	$ 142,128,471	$ 131,959,215